Business Combinations - Additional Information (Detail)					12 Months Ended
	Dec. 15, 2017 JPY (¥)	Jul. 24, 2017 JPY (¥)	Feb. 29, 2016 JPY (¥)	Mar. 16, 2015 JPY (¥)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2016 JPY (¥)	Dec. 31, 2015 JPY (¥)
Disclosure of detailed information about business combination [Line Items]
Goodwill					¥ 16,767,000,000	¥ 3,400,000,000	¥ 5,812,000,000
Number of additional significant business combinations completed					0
MixRadio Limited [member]
Disclosure of detailed information about business combination [Line Items]
Total consideration				¥ 2,299,000,000
Goodwill expected to be deductible for income tax purposes				2,698,000,000
Loss from discontinued operations, net of tax							(7,588,000,000)
Profit (loss) as if acquisitions occurred at beginning of period							¥ (8,827,000,000)
Acquisition related transaction costs				¥ 74,000,000
M.T. Burn Corporation [Member]
Disclosure of detailed information about business combination [Line Items]
Total consideration			¥ 510,000,000
Goodwill expected to be deductible for income tax purposes			0
Acquisition related transaction costs			¥ 5,000,000
Percentage of voting shares acquired			50.50%
Fair value of trade receivables			¥ 83,000,000
Goodwill			¥ 416,000,000
Revenues						252,000,000
(Loss)/profit for the year from continuing operations						1,305,000,000
Revenue as if acquisitions occurred at beginning of period						140,841,000,000
Profit (loss) as if acquisitions occurred at beginning of period						¥ 9,076,000,000
NextFloor Group [Member]
Disclosure of detailed information about business combination [Line Items]
Total consideration		¥ 5,927,000,000
Goodwill expected to be deductible for income tax purposes		0
Acquisition related transaction costs		¥ 18,000,000
Percentage of voting shares acquired		51.00%
Fair value of trade receivables		¥ 335,000,000
Goodwill		3,154,000,000
Revenues					¥ 1,058,000,000
(Loss)/profit for the year from continuing operations					(947,000,000)
Loan receivables		1,976,000,000
NextFloor Group [Member] | Fair value [member]
Disclosure of detailed information about business combination [Line Items]
Fair value of trade receivables		¥ 335,000,000
FIVE Inc. [Member]
Disclosure of detailed information about business combination [Line Items]
Total consideration	¥ 5,446,000,000
Goodwill expected to be deductible for income tax purposes	0
Acquisition related transaction costs	¥ 11,000,000
Percentage of voting shares acquired	100.00%
Goodwill	¥ 4,996,000,000
Revenues					68,000,000
(Loss)/profit for the year from continuing operations					(4,000,000)
FIVE Inc. [Member] | Fair value [member]
Disclosure of detailed information about business combination [Line Items]
Fair value of trade receivables	¥ 306,000,000
Next floor group and FIVE [member]
Disclosure of detailed information about business combination [Line Items]
Revenue as if acquisitions occurred at beginning of period					168,915,000,000
Profit (loss) as if acquisitions occurred at beginning of period					¥ 6,701,000,000